POLEN GROWTH FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

Number	Value
of Shares

COMMON STOCKS — 96.7%

Biotechnology — 2.1%
Regeneron
Pharmaceuticals, Inc.* . .	334,329 $	112,983,142
Credit Services — 15.4%
Mastercard, Inc., Class A . .	807,359	255,077,002
PayPal Holdings, Inc.* . . . .	1,508,193	171,768,101
Visa, Inc., Class A . . . . . . .	1,969,491	391,869,624
		818,714,727
Discount Stores — 2.8%
Dollar General Corp. . . . . .	982,711	150,757,694
Drug Manufacturers - Specialty & Generic — 5.3%
Zoetis, Inc.. . . . . . . . . . . . .	2,108,685	283,006,614
Financial Data & Stock Exchanges — 2.3%
MSCI, Inc. . . . . . . . . . . . . .	421,015	120,326,087
Footwear & Accessories — 2.9%
NIKE, Inc., Class B . . . . . .	1,592,176	153,326,549
Information Technology Services — 7.7%
Accenture PLC, Class A . . .	1,187,747	243,737,562
Gartner, Inc.* . . . . . . . . . . .	1,035,604	166,504,411
		410,241,973
Internet Content & Information — 16.2%
Alphabet, Inc., Class A* . . .	84,197	120,635,778
Alphabet, Inc., Class C* . . .	267,731	383,987,832
Facebook, Inc., Class A* . .	1,757,071	354,770,206
		859,393,816
Medical Devices — 6.1%
Abbott Laboratories . . . . . .	2,134,136	185,968,611
Align Technology, Inc.* . . . .	529,136	136,040,866
		322,009,477
Packaged Foods — 2.3%
Nestle SA, SP ADR . . . . . .	1,121,160	123,619,102
	Number	Value
	of Shares
COMMON STOCKS — (Continued)
Restaurants — 2.3%
Starbucks Corp. . . . . . . . . .	1,429,062	$121,227,329
Software Application — 8.0%
salesforce.com, Inc.* . . . . .	1,192,713	217,443,507
ServiceNow, Inc.*. . . . . . . .	612,111	207,034,303
		424,477,810
Software Infrastructure — 16.1%
Adobe, Inc.*. . . . . . . . . . . .	953,986	334,982,644
Microsoft Corp. . . . . . . . . .	3,056,669	520,336,764
		855,319,408
Specialty Retail — 2.5%
O'Reilly Automotive, Inc.* . .	328,036	133,215,420
Staffing & Employment Services — 3.1%
Automatic Data
Processing, Inc. . . . . . . .	966,519	165,651,691
Travel Services — 1.6%
Booking Holdings, Inc.* . . .	47,747	87,403,271
TOTAL COMMON STOCKS
(Cost $3,407,919,521).		5,141,674,110
TOTAL INVESTMENTS - 96.7%
(Cost $3,407,919,521) . .		5,141,674,110
OTHER ASSETS IN
EXCESS OF
LIABILITIES - 3.3% . . .		173,795,350
NET ASSETS - 100.0% . . .		$5,315,469,460

*Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository
Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — 90.7%
Australia — 4.0%
CSL, Ltd. . . . . . . . . . . . . . .	33,397	$6,868,693
China — 9.1%
Alibaba Group Holding,
Ltd., SP ADR* . . . . . . . .	42,382	8,755,697
Tencent Holdings, Ltd. . . . .	145,820	6,954,186
		15,709,883
Denmark — 1.9%
Coloplast A/S, Class B . . . .	25,225	3,180,401
France — 1.9%
EssilorLuxottica SA . . . . . .	21,554	3,191,264
Germany — 10.1%
adidas AG . . . . . . . . . . . . .	21,556	6,814,183
SAP SE. . . . . . . . . . . . . . .	50,726	6,606,131
Siemens Healthineers AG .	85,590	4,022,338
		17,442,652
Ireland — 3.6%
Accenture PLC, Class A . . .	30,276	6,212,938
Spain — 2.3%
Industria De Diseno Textil
SA . . . . . . . . . . . . . . . . .	118,612	3,988,588
Switzerland — 3.8%
Nestle SA, Registered
Shares . . . . . . . . . . . . . .	59,171	6,526,129
United States — 54.0%
Abbott Laboratories . . . . . .	64,764	5,643,535
Adobe, Inc.*. . . . . . . . . . . .	29,170	10,242,754
Align Technology, Inc.* . . . .	13,215	3,397,577
Number		Value
of Shares
COMMON STOCKS — (Continued)
United States — (Continued)
Alphabet, Inc., Class C* . . .	6,972	$9,999,452
Automatic Data
Processing, Inc. . . . . . . .	30,817	5,281,726
Facebook, Inc., Class A* . .	28,347	5,723,543
Mastercard, Inc., Class A . .	30,817	9,736,323
Microsoft Corp. . . . . . . . . .	73,755	12,555,314
NIKE, Inc., Class B . . . . . .	51,380	4,947,894
Oracle Corp. . . . . . . . . . . .	48,801	2,559,612
O'Reilly Automotive, Inc.* . .	10,913	4,431,769
Starbucks Corp. . . . . . . . . .	44,861	3,805,559
Visa, Inc., Class A . . . . . . .	44,584	8,870,878
Zoetis, Inc.. . . . . . . . . . . . .	41,559	5,577,633
		92,773,569
TOTAL COMMON STOCKS
(Cost $125,323,533) . .		155,894,117
TOTAL INVESTMENTS - 90.7%
(Cost $125,323,533). . . .		155,894,117
OTHER ASSETS IN
EXCESS OF
LIABILITIES - 9.3% . . .		16,037,426
NET ASSETS - 100.0% . . .		$171,931,543

* Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository
Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — 97.2%
Australia — 5.0%
CSL, Ltd. . . . . . . . . . . . . . .	31,712	$6,522,143
China — 16.3%
Alibaba Group Holding,
Ltd., SP ADR* . . . . . . . .	44,145	9,119,916
New Oriental Education &
Technology Group, Inc.,
SP ADR* . . . . . . . . . . . .	34,690	4,216,569
Tencent Holdings, Ltd. . . . .	161,650	7,709,122
		21,045,607
Denmark — 1.9%
Coloplast A/S, Class B . . . .	19,552	2,465,142
France — 5.3%
Dassault Systemes SE. . . .	23,963	4,148,341
LVMH Moet Hennessy
Louis Vuitton SE. . . . . . .	6,310	2,747,838
		6,896,179
Germany — 14.3%
adidas AG . . . . . . . . . . . . .	18,294	5,783,014
SAP SE. . . . . . . . . . . . . . .	56,137	7,310,815
Siemens Healthineers AG .	113,842	5,350,052
		18,443,881
Ireland — 21.9%
Accenture PLC, Class A . . .	33,738	6,923,375
Experian PLC . . . . . . . . . .	162,716	5,663,808
ICON PLC* . . . . . . . . . . . .	51,402	8,667,405
Medtronic PLC. . . . . . . . . .	61,175	7,062,042
		28,316,630
Israel — 2.5%
Check Point Software
Technologies, Ltd.* . . . . .	28,068	3,208,453
Mexico — 2.0%
Wal-Mart de Mexico SAB
de CV . . . . . . . . . . . . . .	881,082	2,578,128
	Number	Value
	of Shares
COMMON STOCKS — (Continued)
Spain — 5.9%
Amadeus IT Group SA . . . .	52,033	$4,079,718
Industria De Diseno Textil
SA . . . . . . . . . . . . . . . . .	103,750	3,488,820
		7,568,538
Switzerland — 3.6%
Nestle SA, Registered
Shares . . . . . . . . . . . . . .	42,253	4,660,198
United Kingdom — 18.5%
Bunzl PLC . . . . . . . . . . . . .	166,188	4,304,307
Compass Group PLC . . . . .	163,978	4,053,896
RELX PLC. . . . . . . . . . . . .	187,638	4,966,973
Sage Group PLC (The) . . .	494,470	4,813,973
Unilever PLC . . . . . . . . . . .	97,123	5,793,513
		23,932,662
TOTAL COMMON STOCKS
(Cost $110,329,851) . .		125,637,561
TOTAL INVESTMENTS - 97.2%
(Cost $110,329,851). . . .		125,637,561
OTHER ASSETS IN
EXCESS OF
LIABILITIES - 2.8% . . .		3,591,730
NET ASSETS - 100.0% . . .		$129,229,291

*Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository
Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

Number		Value
of Shares
COMMON STOCKS — 98.2%
Building Products & Equipment — 5.3%
Trex Co., Inc.* . . . . . . . . . .	14,885	$1,462,302
Consulting Services — 4.0%
Exponent, Inc. . . . . . . . . . .	15,403	1,120,876
Discount Stores — 2.1%
Ollie's Bargain Outlet
Holdings, Inc.* . . . . . . . .	10,775	571,506
Education & Training Services — 2.3%
Grand Canyon Education,
Inc.* . . . . . . . . . . . . . . . .	8,323	651,524
Electronic Components — 2.7%
Littelfuse, Inc. . . . . . . . . . .	4,255	752,752
Home Improvement Retail — 3.7%
Floor & Decor Holdings,
Inc., Class A* . . . . . . . . .	20,943	1,032,699
Information Technology Services — 6.1%
EPAM Systems, Inc.* . . . . .	4,214	961,382
ExlService Holdings, Inc.* .	9,909	724,447
		1,685,829
Internet Retail — 4.6%
Revolve Group, Inc.* . . . . .	71,644	1,274,547
Leisure — 7.3%
Pool Corp. . . . . . . . . . . . . .	9,204	2,018,437
Medical Care Facilities — 6.5%
AMN Healthcare Services,
Inc.* . . . . . . . . . . . . . . . .	12,319	830,054
US Physical Therapy, Inc.. .	8,178	957,971
		1,788,025
Number		Value
of Shares
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 7.8%
LeMaitre Vascular, Inc. . . . .	31,542	$1,135,039
Masimo Corp.*. . . . . . . . . .	5,985	1,021,041
		2,156,080
Mortgage Finance — 2.8%
LendingTree, Inc.* . . . . . . .	2,452	763,062
Personal Services — 1.5%
Medifast, Inc.. . . . . . . . . . .	4,441	429,134
Recreational Vehicles — 6.0%
Fox Factory Holding Corp.*.	25,125	1,653,728
Restaurants — 5.4%
Texas Roadhouse, Inc.. . . .	11,293	705,813
Wingstop, Inc. . . . . . . . . . .	8,655	802,924
		1,508,737
Software Application — 22.3%
Alarm.com Holdings, Inc.* .	16,211	712,149
Appfolio, Inc., Class A*. . . .	11,003	1,446,234
Blackbaud, Inc. . . . . . . . . .	14,926	1,169,154
Envestnet, Inc.* . . . . . . . . .	9,504	749,581
Globant SA* . . . . . . . . . . .	17,165	2,106,146
		6,183,264
Software Infrastructure — 5.9%
Altair Engineering, Inc.,
Class A*. . . . . . . . . . . . .	18,145	670,458
Euronet Worldwide, Inc.* . .	6,044	952,776
		1,623,234
Specialty Retail — 1.9%
Five Below, Inc.* . . . . . . . .	4,586	519,227
TOTAL COMMON STOCKS
(Cost $25,526,597) . . .		27,194,963

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

Value
TOTAL INVESTMENTS - 98.2%
(Cost $25,526,597). . . . .	$27,194,963
OTHER ASSETS IN
EXCESS OF
LIABILITIES - 1.8% . . .	502,657
NET ASSETS - 100.0% . . .	$27,697,620

* Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — 95.7%
Argentina — 6.5%
Despegar.com Corp.* . . . . .	7,415	$109,816
Globant SA* . . . . . . . . . . .	3,830	469,941
		579,757
Australia — 11.5%
Cochlear, Ltd. . . . . . . . . . .	2,010	320,124
Computershare, Ltd. . . . . .	32,452	383,194
Technology One, Ltd. . . . . .	56,282	315,020
		1,018,338
Brazil — 1.6%
M. Dias Branco SA . . . . . .	14,800	142,554
Canada — 16.7%
CAE, Inc.. . . . . . . . . . . . . .	16,657	494,021
Kinaxis, Inc.* . . . . . . . . . . .	4,570	379,440
Morneau Shepell, Inc. . . . .	14,210	371,947
TMX Group, Ltd. . . . . . . . .	2,614	241,865
		1,487,273
Denmark — 5.5%
Netcompany Group A/S* . .	6,860	311,341
SimCorp A/S . . . . . . . . . . .	1,609	178,369
		489,710
Germany — 14.7%
CompuGroup Medical SE. .	6,675	440,474
CTS Eventim AG & Co.
KGaA . . . . . . . . . . . . . . .	8,210	510,531
Scout24 AG . . . . . . . . . . . .	5,124	352,197
		1,303,202
Italy — 2.8%
Amplifon SpA. . . . . . . . . . .	8,617	245,021
Japan — 8.1%
Kakaku.com, Inc. . . . . . . . .	17,900	467,627
Pigeon Corp. . . . . . . . . . . .	3,700	130,581
	Number	Value
	of Shares
COMMON STOCKS — (Continued)
Japan — (Continued)
TechnoPro Holdings, Inc. . .	1,800	$119,190
		717,398
Jersey — 3.3%
Sanne Group PLC . . . . . . .	36,385	288,758
Norway — 1.6%
Tomra Systems ASA . . . . .	4,704	138,462
South Korea — 3.7%
Douzone Bizon Co. Ltd. . . .	2,035	152,515
Koh Young Technology,
Inc.* . . . . . . . . . . . . . . . .	2,345	178,860
		331,375
Sweden — 3.6%
Thule Group AB (The) . . . .	13,655	322,276
Switzerland — 3.5%
Tecan Group AG . . . . . . . .	1,112	314,359
United Kingdom — 12.6%
Auto Trader Group PLC . . .	33,230	245,197
GB Group PLC . . . . . . . . .	31,188	292,816
HomeServe PLC . . . . . . . .	22,610	382,760
Rightmove PLC . . . . . . . . .	22,790	197,510
		1,118,283
TOTAL COMMON STOCKS
(Cost $7,274,788) . . . .		8,496,766
TOTAL INVESTMENTS - 95.7%
(Cost $7,274,788). . . . . .		8,496,766
OTHER ASSETS IN
EXCESS OF
LIABILITIES - 4.3% . . .		381,363
NET ASSETS - 100.0% . . .		$8,878,129

*Non-income producing.

PLC Public Limited Corporation

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund and Polen International Small Company Growth Fund (each a "Fund" and together the "Funds") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser's fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•Level 1 — quoted prices in active markets for identical securities;

•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds' investments carried at fair value:

			Level 2
			Other	Level 3
	Total Value	Level 1	Significant	Significant
	at	Quoted	Observable	Unobservable
Funds	01/31/20	Price	Inputs	Inputs
Polen Growth Fund
Investments in Securities* . . . . .	$5,141,674,110	$5,141,674,110	$—	$—
Polen Global Growth Fund

Australia . . . . . . . . . . . . . . . .	$6,868,693	$—	$6,868,693	$—
China . . . . . . . . . . . . . . . . . . .	15,709,883	8,755,697	6,954,186	—
Denmark . . . . . . . . . . . . . . . .	3,180,401	—	3,180,401	—
France . . . . . . . . . . . . . . . . . .	3,191,264	—	3,191,264	—
Germany . . . . . . . . . . . . . . . .	17,442,652	—	17,442,652	—
Ireland . . . . . . . . . . . . . . . . . .	6,212,938	6,212,938	—	—
Spain . . . . . . . . . . . . . . . . . . .	3,988,588	—	3,988,588	—
Switzerland . . . . . . . . . . . . . .	6,526,129	—	6,526,129	—
United States . . . . . . . . . . . .	92,773,569	92,773,569	—	—

Total . . . . . . . . . . . . . . . . . . . . . . . .	$155,894,117	$107,742,204	$48,151,913	$—

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

			Level 2
			Other	Level 3
	Total Value	Level 1	Significant	Significant
	at	Quoted	Observable	Unobservable
Funds	01/31/20	Price	Inputs	Inputs
Polen International Growth Fund
Australia . . . . . . . . . . . . . . . .	$6,522,143	$—	$6,522,143	$—
China . . . . . . . . . . . . . . . . . . .	21,045,607	13,336,485	7,709,122	—
Denmark . . . . . . . . . . . . . . . .	2,465,142	—	2,465,142	—
France . . . . . . . . . . . . . . . . . .	6,896,179	—	6,896,179	—
Germany . . . . . . . . . . . . . . . .	18,443,881	—	18,443,881	—
Ireland . . . . . . . . . . . . . . . . . .	28,316,630	22,652,822	5,663,808	—
Israel . . . . . . . . . . . . . . . . . . .	3,208,453	3,208,453	—	—
Mexico . . . . . . . . . . . . . . . . . .	2,578,128	2,578,128	—	—
Spain . . . . . . . . . . . . . . . . . . .	7,568,538	—	7,568,538	—
Switzerland . . . . . . . . . . . . . .	4,660,198	—	4,660,198	—
United Kingdom . . . . . . . . . .	23,932,662	—	23,932,662	—

Total . . . . . . . . . . . . . . . . . . . . . . . .	$125,637,561	$41,775,888	$83,861,673	$—
Polen U.S. Small Company

Growth Fund
Investments in Securities* . . . . .	$27,194,963	$27,194,963	$—	$—
Polen International Small

Company Growth Fund
Argentina. . . . . . . . . . . . . . . .	$579,757	$579,757	$—	$—
Australia . . . . . . . . . . . . . . . .	1,018,338	—	1,018,338	—
Brazil . . . . . . . . . . . . . . . . . . .	142,554	142,554	—	—
Canada . . . . . . . . . . . . . . . . .	1,487,273	1,487,273	—	—
Denmark . . . . . . . . . . . . . . . .	489,710	311,341	178,369	—
Germany . . . . . . . . . . . . . . . .	1,303,202	440,474	862,728	—
Italy . . . . . . . . . . . . . . . . . . . .	245,021	—	245,021	—
Japan. . . . . . . . . . . . . . . . . . .	717,398	—	717,398	—
Jersey . . . . . . . . . . . . . . . . . .	288,758	288,758	—	—
Norway . . . . . . . . . . . . . . . . .	138,462	—	138,462	—
South Korea . . . . . . . . . . . . .	331,375	—	331,375	—
Sweden . . . . . . . . . . . . . . . . .	322,276	—	322,276	—
Switzerland . . . . . . . . . . . . . .	314,359	—	314,359	—

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

			Level 2
			Other	Level 3
	Total Value	Level 1	Significant	Significant
	at	Quoted	Observable	Unobservable
Funds	01/31/20	Price	Inputs	Inputs
United Kingdom . . . . . . . . . .	$1,118,283	$675,576	$442,707	$—

Total . . . . . . . . . . . . . . . . . . . . . . . .	$8,496,766	$3,925,733	$4,571,033	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles ("U.S. GAAP") require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

B. Federal Tax Cost

As of January 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

		Gross	Gross
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost*	Appreciation	Depreciation	Appreciation
Polen Growth Fund . . . . . . . . .	$3,407,919,521	$1,741,688,284	$(7,933,695)	$1,733,754,589
Polen Global Growth Fund . . .	125,323,533	30,570,584	—	30,570,584
Polen International Growth
Fund . . . . . . . . . . . . . . . . . . . .	110,329,851	16,147,684	(839,974)	15,307,710
Polen U.S. Small Company
Growth Fund . . . . . . . . . . . . .	25,526,597	2,270,574	(602,208)	1,668,366
Polen International Small
Company Growth Fund. . . .	7,274,788	1,284,192	(62,214)	1,221,978

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.